Consolidated Statements of Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Of Income And Comprehensive Income [Abstract]
Net income	$ 32,192,000	$ 33,878,000	$ 14,139,000
Other comprehensive income (loss):
Unrealized holding gains (loss) on available for sale securities	10,841,000	13,336,000	(709,000)
Tax effect	(2,277,000)	(2,800,000)	149,000
Pension liability adjustment	(1,037,000)	(2,797,000)	646,000
Tax effect	218,000	587,000	(136,000)
Total other comprehensive income (loss)	7,745,000	8,326,000	(50,000)
Comprehensive income	$ 39,937,000	$ 42,204,000	$ 14,089,000